FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of carrying amounts of each of the categories of financial instruments of the Group

	As of December 31, 2021
				Debt
			Equity	instruments
	Financial		instruments at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total

Current
Trade receivables	—	3,066,654	—	—	3,066,654
Notes receivable	—	1,140,930	—	2,697,266	3,838,196
Restricted cash	—	1,324,748	—	—	1,324,748
Cash and cash equivalents	—	17,853,244	—	—	17,853,244
Financial assets included in other current assets	—	2,274,907	—	—	2,274,907
Subtotal	—	25,660,483	—	2,697,266	28,357,749

Non-current
Other financial assets measured at fair value	—	—	239,538	—	239,538
Other non-current assets	—	111,848	—	—	111,848
Subtotal	—	111,848	239,538	—	351,386

Total	—	25,772,331	239,538	2,697,266	28,709,135

Financial liabilities

	As of December 31, 2021
	Financial assets at fair	Financial
	value through profit or	liabilities at
	loss-held for trading	amortized cost	Total

Current
Financial liabilities at fair value through profit or loss	68,871	—	68,871
Interest-bearing loans and borrowings	—	24,506,122	24,506,122
Financial liabilities included in other payables and accrued liabilities (Note 22)	—	7,166,216	7,166,216
Trade and notes payables	—	15,505,443	15,505,443
Subtotal	68,871	47,177,781	47,246,652

Non-current
Financial liabilities included in other non-current liabilities (Note 21)	—	880,864	880,864
Interest-bearing loans and borrowings	—	64,095,849	64,095,849
Subtotal	—	64,976,713	64,976,713

Total	68,871	112,154,494	112,223,365

37      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

37.2   Financial instruments (Continued)

(a)	Financial instruments by category (Continued)

Financial assets

	As of December 31, 2020 (Restated)
			Equity	Debt
			instruments	instruments
	Financial		at	at fair value
	assets at fair		fair value	through
	value through	Financial	through other	other
	profit or loss-	assets at	comprehensive	comprehensive
	held for trading	amortized cost	income	income	Total

Current
Trade receivables	—	4,753,210	—	—	4,753,210
Notes receivable	—	—	—	4,560,437	4,560,437
Financial assets at fair value through profit or loss	17,311	—	—	—	17,311
Restricted cash	—	1,056,037	—	—	1,056,037
Cash and cash equivalents	—	9,671,477	—	—	9,671,477
Financial assets included in other current assets	—	3,982,308	—	—	3,982,308
Subtotal	17,311	19,463,032	—	4,560,437	24,040,780

Non-current
Other financial assets measured at fair value	—	—	1,526,703	—	1,526,703
Other non-current assets	—	127,754	—	—	127,754
Subtotal	—	127,754	1,526,703	—	1,654,457

Total	17,311	19,590,786	1,526,703	4,560,437	25,695,237

37      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

37.2   Financial instruments (Continued)

(a)	Financial instruments by category (Continued)

Financial Liabilities

	As of December 31, 2020 (Restated)
	Financial assets at fair value	Financial
	through profit or loss- held	liabilities at
	for trading	amortized cost	Total

Current
Financial liabilities at fair value through profit or loss	26,684	—	26,684
Interest-bearing loans and borrowings	—	34,707,283	34,707,283
Financial liabilities included in other payables and accrued liabilities (Note 22)	—	8,965,952	8,965,952
Trade and notes payables	—	15,444,354	15,444,354
Subtotal	26,684	59,117,589	59,144,273

Non-current
Financial liabilities included in other non- current liabilities (Note 21)	—	1,036,917	1,036,917
Interest-bearing loans and borrowings	—	57,518,097	57,518,097
Subtotal	—	58,555,014	58,555,014

Total	26,684	117,672,603	117,699,287

Schedule of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2020	2021
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 21)	880,864	1,036,917	767,922	903,141
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 19)	52,489,058	51,260,218	49,233,629	49,729,548
	53,369,922	52,297,135	50,001,551	50,632,689

Schedule of fair value measurement hierarchy

Assets measured at fair value

As of December 31, 2021	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Notes receivable	—	—	2,697,266	2,697,266
Listed equity investments	7,674	—	—	7,674
Other unlisted investment	—	—	231,864	231,864
	7,674	—	2,929,130	2,936,804

As of December 31, 2020	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	17,311	—	—	17,311
Notes receivable	—	—	3,343,880	3,343,880
Listed equity investments	8,812	—	—	8,812
Other unlisted investment	—	—	1,517,891	1,517,891
	26,123	—	4,861,771	4,887,894

37      FINANCIAL AND CAPITAL RISK MANAGEMENT (CONTINUED)

37.2   Financial instruments (Continued)

(b)	Fair value and fair value hierarchy (Continued)

Liabilities measured at fair value

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2021	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: Futures contracts	68,871	—	—	68,871
	68,871	—	—	68,871

	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
As of December 31, 2020	(Level 1)	(Level 2)	(Level 3)	Total

Financial liabilities at fair value through profit or loss: Futures contracts	26,684	—	—	26,684
	26,684	—	—	26,684

Liabilities for which fair values are disclosed：

As of December 31, 2021	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	767,922	—	767,922
Long-term interest-bearing loans and borrowings	—	49,233,629	—	49,233,629
	—	50,001,551	—	50,001,551

As of December 31, 2020	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	903,141	—	903,141
Long-term interest-bearing loans and borrowings	—	49,729,548	—	49,729,548
	—	50,632,689	—	50,632,689

Summary of significant unobservable inputs to the valuation of financial instruments

Significant
	Valuation Technique	unobservable input

Other equity investments
December 31, 2021	Discounted Cashflow model	Discounted rate

Notes receivable
December 31, 2021	Discounted Cashflow model	Discounted rate

Schedule of the gearing ratio

	December 31,	December 31,
	2020	2021
	(Restated)

Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	121,816,774	117,492,000
Less: Restricted cash and cash and cash equivalents	10,727,514	19,177,992

Net debt	111,089,260	98,314,008

Total equity	71,305,164	72,783,497
Add: Net debt	111,089,260	98,314,008
Less: Non-controlling interests	16,855,847	15,518,810

Total capital attributable to owners of the Company	165,538,577	155,578,695

Gearing ratio	67%	63%

Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of impact of change in futures prices
	December 31, 2021	December 31, 2020
Primary aluminum	Decrease/increase RMB6 million	Decrease/increase RMB5 million

Credit risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maximum exposure to credit risk

	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables	—	—	—	3,066,654	3,066,654
Financial assets in other current assets	1,940,482	180,611	153,814	—	2,274,907
Restricted cash	1,324,748	—	—	—	1,324,748
Notes receivable	—	—	—	3,838,196	3,838,196
Cash and cash equivalents	17,853,244	—	—	—	17,853,244
Financial assets in other non-current assets	111,848	—	—	—	111,848
Total	21,230,322	180,611	153,814	6,904,850	28,469,597

Liquidity risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maturity profile of Group's financial liabilities

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2021
Lease liabilities, including current portion	1,590,204	1,473,711	4,347,713	15,394,370	22,805,998
Long-term bank and other loans, including current portion	5,859,115	11,837,652	9,771,437	14,656,982	42,125,186
Medium-term notes and bonds, including current portion	3,000,000	4,400,000	9,875,700	2,000,000	19,275,700
Short-term bonds	5,400,000	—	—	—	5,400,000
Short-term bank and other loans	9,219,330	—	—	—	9,219,330
Interest payables for loans and borrowings	2,620,867	2,147,795	3,941,541	1,680,396	10,390,599
Financial liabilities at fair value through profit or loss	68,871	—	—	—	68,871
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	6,497,831	—	—	—	6,497,831
Financial liabilities included in other non-current liabilities	234,900	202,231	147,002	885,208	1,469,341
Trade and notes payables	15,505,443	—	—	—	15,505,443

	49,996,561	20,061,389	28,083,393	34,616,956	132,758,299

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As of December 31, 2020 (Restated)
Lease liabilities, including current portion	1,151,332	473,410	1,263,824	9,708,710	12,597,276
Long-term bank and other loans, including current portion	3,629,014	6,702,688	15,638,088	17,044,774	43,014,564
Medium-term notes and bonds, including current portion	7,109,960	3,000,000	6,900,000	2,000,000	19,009,960
Short-term bonds	2,400,000	—	—	—	2,400,000
Short-term bank and other loans	20,738,030	—	—	—	20,738,030
Interest payables for loans and borrowings	2,935,356	2,105,844	4,046,106	2,039,075	11,126,381
Financial liabilities at fair value through profit or loss	26,684	—	—	—	26,684
Financial liabilities included other payables and accrued liabilities, excluding accrued interest	7,972,469	—	—	—	7,972,469
Financial liabilities included in other non-current liabilities	460,101	194,609	74,367	767,941	1,497,018
Trade and notes payables	15,444,354	—	—	—	15,444,354

	61,867,300	12,476,551	27,922,385	31,560,500	133,826,736